CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Loans	$ 14,862	$ 16,319	$ 30,075	$ 32,892	$ 64,317	$ 72,269	$ 81,161
Mortgage-related securities	419	921	856	1,784	3,278	3,822	5,360
Debt securities, federal funds sold and short-term investments	617	548	1,153	1,255	2,251	3,261	3,412
Total interest income	15,898	17,788	32,084	35,931	69,846	79,352	89,933
Interest expense:
Deposits	1,353	2,663	2,819	5,866	9,477	15,289	20,989
Borrowings	4,624	4,497	9,198	9,010	18,424	17,547	19,280
Total interest expense	5,977	7,160	12,017	14,876	27,901	32,836	40,269
Net interest income	9,921	10,628	20,067	21,055	41,945	46,516	49,664
Provision for loan losses	1,200	1,425	2,960	5,100	8,300	22,077	25,832
Net interest income after provision for loan losses	8,721	9,203	17,107	15,955	33,645	24,439	23,832
Noninterest income:
Service charges on loans and deposits	348	382	713	631	1,331	1,078	1,093
Increase in cash surrender value of life insurance	261	264	401	409	1,071	1,124	1,138
Total other-than-temporary investment losses	0	(471)	0	(475)	(190)	(1,479)	0
Portion of loss recognized in other comprehensive income (before income taxes)	0	371	0	371	(23)	1,023	0
Net impairment losses recognized in earnings	0	(100)	0	(104)	(213)	(456)	0
Mortgage banking income	25,455	22,507	47,443	36,708	87,375	39,845	35,465
Gain (Loss) on Sale of Securities, Net	0	0	(9)	241	522	53	55
Other	643	199	1,192	368	1,117	1,585	1,242
Total noninterest income	26,707	23,252	49,740	38,253	91,203	43,229	38,993
Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	19,944	14,965	36,426	25,602	63,507	39,159	36,323
Occupancy, office furniture and equipment	1,862	1,688	3,778	3,409	6,968	6,488	5,762
Advertising	796	769	1,620	1,324	2,647	1,568	1,259
Data processing	484	334	961	726	1,523	1,400	1,372
Communications	342	306	750	603	1,277	968	902
Professional fees	730	533	1,135	959	2,109	1,648	1,689
Real estate owned	12	2,838	153	4,273	8,746	12,140	6,583
FDIC insurance premiums	380	873	1,053	1,814	3,390	3,814	4,353
Other	2,897	3,930	5,442	7,041	11,971	7,394	6,384
Total noninterest expenses	27,447	26,236	51,318	45,751	102,138	74,579	64,627
Income (loss) before income tax	7,981	6,219	15,529	8,457	22,710	(6,911)	(1,802)
Income tax expense (benefit)	3,054	41	5,977	71	(12,204)	562	52
Net income (loss)	$ 4,927	$ 6,178	$ 9,552	$ 8,386	$ 34,914	$ (7,473)	$ (1,854)
Income (loss) per share:
Basic (in dollars per share)	$ 0.16	$ 0.20	$ 0.31	$ 0.27	$ 1.12	$ (0.24)	$ (0.06)
Diluted (in dollars per share)	$ 0.16	$ 0.20	$ 0.30	$ 0.27	$ 1.12	$ (0.24)	$ (0.06)
Weighted average shares outstanding:
Basic (in shares)	31,144,000	31,045,000	31,134,000	31,035,000	31,054,825	30,929,415	30,804,063
Diluted (in shares)	31,368,000	31,136,000	31,351,000	31,069,000	31,161,922	30,929,415	30,804,063